DETERMINATION OF FAIR VALUES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of fair value of financial instruments [Table Text Block]
			Quoted Prices in	Significant Other	Significant
	Carrying	Fair	Active Markets	Observable Inputs	Unobservable
December 31, 2017	Amount	Value	(Level 1)	(Level 2)	Inputs (Level 3)
	$	$	$	$	$
Financial Assets:
Cash and cash equivalents	1,010	1,010	1,010	-	-
Accounts receivable	388	388	388	-	-

Financial Liabilities:
Accounts payable and accrued liabilities	1,291	1,291	1,291	-	-
Loans from related parties	4,608	4,608	-	-	4,608
Financial contract liability	6,752	6,752	-	-	6,752

			Quoted Prices in	Significant Other	Significant
	Carrying	Fair	Active Markets	Observable Inputs	Unobservable
December 31, 2016	Amount	Value	(Level 1)	(Level 2)	Inputs (Level 3)
	$	$	$	$	$
Financial Assets:
Cash and cash equivalents	141	141	141	-	-
Accounts receivable	672	672	672	-	-

Financial Liabilities:
Accounts payable and accrued liabilities	2,165	2,165	2,165	-	-
Loans from related parties	6,394	6,394	-	-	6,394
Derivative liability	153	153	-	-	153
Financial contract liability	7,226	7,226	-	-	7,226